PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment from continuing operations consist of the following:
	December 31,
	2015	2014
	US$	US$
		(Restated)
Buildings	1,311,422	1,384,609
Land use rights	299,570	316,289
Plant and machinery	2,936,103	5,114,148
Automobiles	147,720	193,930
Office and computer equipment	238,647	447,619
Total property and equipment	4,933,462	7,456,595

Less: Accumulated depreciation and amortization	(1,633,408)	(2,782,929)
Impairment of long-lived assets	(1,050,869)	(1,977,848)
Property and equipment, net	2,249,185	2,695,818
Less: property and equipment, net, held for discontinued operations	-	(1,651)
Property and equipment, net, held for continuing operations	2,249,185	2,694,167

At December 31, 2015 and 2014, BTL’s building was pledged to a bank as collateral for the Company’s short-term borrowings of RMB  10,000,000 ($1,541,000) and RMB  15,000,000 ($ 2,440,500 ), respectively (see Note 9).

Depreciation and amortization expense from the continuing operations were $306,386, $165,532 and $116,017 for the years ended December 31, 2015, 2014 and 2013, respectively. Depreciation and amortization expense from the discontinuing operations were $0, $329,068 and $360,020 for the years ended December 31, 2015, 2014 and 2013, respectively. Impairment loss from the discontinuing operations was $0 and $1,978,711 for the years ended December 31, 2015 and 2014, respectively.

Land Use Rights

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The value of the Company’s land use rights is reported at the purchase price of RMB  1,944,000 in 2002.